Employee Benefits - Summary of Sensitivity of Significant Assumptions Used for Valuation of Defined Benefit Obligation (Details) - Benefit Obligations $ in Millions	Mar. 31, 2019 USD ($)
Discount Rate
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Impact from percentage point increase / decrease	$ 10
Increase in Compensation Levels | Weighted Average
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Impact from percentage point increase / decrease	$ 8